united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	333-252816 and 811-23637

DGI Investment Trust

(Exact name of registrant as specified in charter)

c/o Oriental Trust, 254 Munoz Rivera Ave., 10th Floor, San Juan Puerto Rico	00918
(Address of principal executive offices)	(Zip code)

Maggie Bull, Ultimus Fund Solutions LLC

2 Easton Oval, Suite 300, Columbus OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-869-4262

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

DGI Balanced Fund

Class A (DGIAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

(Expenses for the full reporting period would be higher.)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class A	$81	1.58%Footnote Reference*

            * annualized

Fund Statistics

  Net Assets$296,388,887
  Number of Portfolio Holdings151
  Advisory Fee $1,430,318
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
U.S. Treasury Obligations	0.3%
Financials	4.8%
Money Market Funds	8.3%
MBS Passthrough	36.4%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

DGI Balanced Fund - Class A (DGIAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DGIAX

DGI Balanced Fund

Class C (DGICX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

(Expenses for the full reporting period would be higher.)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class C	$119	2.33%Footnote Reference*

            * annualized

Fund Statistics

  Net Assets$296,388,887
  Number of Portfolio Holdings151
  Advisory Fee $1,430,318
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
U.S. Treasury Obligations	0.3%
Financials	4.8%
Money Market Funds	8.3%
MBS Passthrough	36.4%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

DGI Balanced Fund - Class C (DGICX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DGICX

DGI Balanced Fund

Class I (DGIIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

(Expenses for the full reporting period would be higher.)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class I	$68	1.33%Footnote Reference*

            * annualized

Fund Statistics

  Net Assets$296,388,887
  Number of Portfolio Holdings151
  Advisory Fee $1,430,318
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
U.S. Treasury Obligations	0.3%
Financials	4.8%
Money Market Funds	8.3%
MBS Passthrough	36.4%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

DGI Balanced Fund - Class I (DGIIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DGIIX

DGI Balanced Fund

Class NT (DGINX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class NT	$68	1.33%Footnote Reference*

            * annualized

Fund Statistics

  Net Assets$296,388,887
  Number of Portfolio Holdings151
  Advisory Fee $1,430,318
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
U.S. Treasury Obligations	0.3%
Financials	4.8%
Money Market Funds	8.3%
MBS Passthrough	36.4%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

DGI Balanced Fund - Class NT (DGINX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DGINX

DGI Balanced Fund

Class P (DGIBX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class P	$68	1.33%Footnote Reference*

            * annualized

Fund Statistics

  Net Assets$296,388,887
  Number of Portfolio Holdings151
  Advisory Fee $1,430,318
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
U.S. Treasury Obligations	0.3%
Financials	4.8%
Money Market Funds	8.3%
MBS Passthrough	36.4%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

DGI Balanced Fund - Class P (DGIBX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DGIBX

DGI Balanced Fund

Class T (DGITX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at (787) 620-0000.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGI Balanced Fund - Class T	$68	1.33%Footnote Reference*

            * annualized

Fund Statistics

  Net Assets$296,388,887
  Number of Portfolio Holdings151
  Advisory Fee $1,430,318
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	0.0%
Common Stocks	4.8%
Exchange-Traded Funds	49.9%
Money Market Funds	8.3%
U.S. Government & Agencies	37.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
U.S. Treasury Obligations	0.3%
Financials	4.8%
Money Market Funds	8.3%
MBS Passthrough	36.4%
Equity	49.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	22.1%
iShares Russell 2000 ETF	14.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	8.3%
Popular, Inc.	4.8%
iShares MSCI EAFE ETF	3.6%
Vanguard FTSE Europe ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.0%
Government National Mortgage Association Series 626934	2.3%
iShares MSCI Emerging Markets ETF	2.3%
Government National Mortgage Association Series 626941	1.4%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

DGI Balanced Fund - Class T (DGITX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-DGITX

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

DGI Balanced Fund

Semi-Annual Financial Statements

& Additional Information

December 31, 2024

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 4.8%
	BANKING ‐ 4.8%
150,000	Popular, Inc. (Cost $9,778,520)	$14,109,000

	EXCHANGE‐TRADED FUNDS — 49.6%
	EQUITY ‐ 49.6%
139,300	iShares MSCI EAFE ETF	10,532,473
160,000	iShares MSCI Emerging Markets ETF	6,691,200
48,000	iShares MSCI India ETF	2,526,720
194,800	iShares Russell 2000 ETF	43,043,008
111,800	SPDR S&P 500 ETF Trust	65,523,744
201,000	Vanguard FTSE Emerging Markets ETF	8,852,040
156,000	Vanguard FTSE Europe ETF	9,901,320
	TOTAL EXCHANGE‐TRADED FUNDS (Cost $112,622,798)	147,070,505

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
791,913	Federal National Mortgage Association Series 2011-M1X (Cost $50,309)(b),(c)	SOFR30A + 5.886%	1.3167	07/25/38	64,347

	U.S. GOVERNMENT & AGENCIES — 36.7%
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.4%(d)
61,195	Federal Home Loan Mortgage Corporation Series D97349		6.0000	09/01/25	61,585
4,079	Federal Home Loan Mortgage Corporation Series D75702		7.5000	01/01/26	4,081
13,983	Federal Home Loan Mortgage Corporation Series D79168		8.0000	02/01/27	14,020
339,381	Federal Home Loan Mortgage Corporation Series J20654		3.0000	08/01/27	332,165
36,978	Federal Home Loan Mortgage Corporation Series C10178		6.5000	05/01/28	38,108
136,274	Federal Home Loan Mortgage Corporation Series P51380		5.5000	03/01/36	136,306
144,177	Federal Home Loan Mortgage Corporation Series C02554		6.0000	06/01/36	148,887
3,725,509	Federal Home Loan Mortgage Corporation Series SB0645		2.0000	12/01/36	3,292,248
					4,027,400
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 8.5%(d)
25,136	Federal National Mortgage Association Series 426651		6.5000	03/01/26	25,670
58,089	Federal National Mortgage Association Series AE1268		3.5000	10/01/26	57,404
8,749	Federal National Mortgage Association Series 367023		7.5000	11/01/26	8,761
115,232	Federal National Mortgage Association Series AE1285		3.5000	12/01/26	113,710
15,424	Federal National Mortgage Association Series 367025		8.0000	12/01/26	15,447

See accompanying notes to financial statements.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.7% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 8.5%(d)
297,298	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	$291,144
31,481	Federal National Mortgage Association Series 426649	7.0000	02/01/27	32,621
128,177	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	126,009
5,536	Federal National Mortgage Association Series 374925	7.5000	03/01/27	5,546
210,636	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	207,039
169,181	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	165,591
3,366	Federal National Mortgage Association Series 426647	7.5000	06/01/27	3,371
672,665	Federal National Mortgage Association Series AP1217	2.5000	07/01/27	656,349
307,231	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	301,842
568,552	Federal National Mortgage Association Series AR5151	2.5000	04/01/28	551,892
63,686	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	61,809
609,817	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	591,911
380,731	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	369,846
304,524	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	293,421
515,934	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	497,720
47,979	Federal National Mortgage Association Series 488061	7.0000	04/01/29	49,727
415,688	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	403,429
912,981	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	884,083
945,837	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	915,758
942,617	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	913,367
582,857	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	561,170
69,512	Federal National Mortgage Association Series 504137	7.5000	07/01/29	69,913
30,759	Federal National Mortgage Association Series 504148	7.5000	08/01/29	30,664
476,352	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	459,119
27,947	Federal National Mortgage Association Series 523120	7.0000	01/01/30	28,959
556,090	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	536,398
10,853	Federal National Mortgage Association Series 523123	7.5000	02/01/30	10,871
106,090	Federal National Mortgage Association Series 567014	6.5000	03/01/31	109,573
543,599	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	521,133
128,236	Federal National Mortgage Association Series 573448	6.5000	04/01/31	133,375
601,461	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	574,953
729,542	Federal National Mortgage Association Series AX5551	2.5000	10/01/31	684,379
367,085	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	352,554
592,323	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	565,599

See accompanying notes to financial statements.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.7% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 8.5%(d) (Continued)
622,817	Federal National Mortgage Association Series 695394	5.0000	06/01/33	$618,247
173,262	Federal National Mortgage Association Series 850040	6.5000	06/01/36	181,152
1,322,178	Federal National Mortgage Association Series CB2736	2.5000	01/01/37	1,200,850
84,491	Federal National Mortgage Association Series 931180	5.5000	04/01/39	84,981
436,063	Federal National Mortgage Association Series 953131	4.5000	09/01/39	422,790
2,219,544	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,083,299
1,409,043	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,309,382
1,413,731	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,314,908
536,555	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	465,318
709,392	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	617,420
4,128,762	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,578,760
1,397,730	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,211,541
				25,270,775
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 26.5%
367	Government National Mortgage Association Series 439194	7.5000	08/15/25	366
1,798	Government National Mortgage Association Series 425509	8.0000	09/15/25	1,798
25,879	Government National Mortgage Association Series 705899	3.5000	01/15/26	25,714
3,364	Government National Mortgage Association Series 385183	7.5000	01/15/26	3,363
11,104	Government National Mortgage Association Series 5127	4.0000	07/20/26	11,023
126,389	Government National Mortgage Association Series 711631	3.5000	02/15/27	124,839
32,487	Government National Mortgage Association Series 5310	3.5000	02/20/27	32,068
190,721	Government National Mortgage Association Series 705941	3.0000	04/15/27	187,617
105,325	Government National Mortgage Association Series 711651	3.5000	05/15/27	103,988
392,574	Government National Mortgage Association Series 740018	3.5000	07/15/27	386,901
218,701	Government National Mortgage Association Series 705951	2.5000	08/15/27	213,453
417,816	Government National Mortgage Association Series 744440	3.5000	10/15/27	411,230
169,546	Government National Mortgage Association Series 705956	2.5000	11/15/27	165,066
17,147	Government National Mortgage Association Series 711707	2.5000	01/15/28	16,735
135,035	Government National Mortgage Association Series 767026	2.5000	02/15/28	131,463
201,501	Government National Mortgage Association Series 721979	2.5000	03/15/28	195,583
250,252	Government National Mortgage Association Series 722012	3.0000	09/15/28	243,923
183,200	Government National Mortgage Association Series 722016	2.5000	12/15/28	176,281
211,512	Government National Mortgage Association Series 722033	3.0000	06/15/29	205,724
34,178	Government National Mortgage Association Series 626932	3.0000	04/15/30	32,614

See accompanying notes to financial statements.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.7% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 26.5% (Continued)
76,158	Government National Mortgage Association Series 548539	6.0000	10/15/31	$78,343
290,587	Government National Mortgage Association Series 635142	3.0000	11/20/31	275,486
46,402	Government National Mortgage Association Series 636427	6.0000	11/15/34	47,413
50,767	Government National Mortgage Association Series 636567	6.0000	07/15/35	51,883
58,073	Government National Mortgage Association Series 643754	6.0000	10/15/35	59,350
154,786	Government National Mortgage Association Series 592885	6.0000	05/15/36	159,848
1,586,869	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,678,844
1,042,492	Government National Mortgage Association Series 722002	3.5000	03/15/38	956,254
561,865	Government National Mortgage Association Series 767055	3.0000	05/15/38	500,207
418,552	Government National Mortgage Association Series 767066	3.0000	06/15/38	372,766
1,926,070	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,768,581
653,092	Government National Mortgage Association Series 678638	4.5000	08/15/39	642,699
518,217	Government National Mortgage Association Series 678639	5.0000	08/15/39	520,576
116,619	Government National Mortgage Association Series 719894	4.5000	09/15/39	114,763
1,537,668	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,513,167
928,970	Government National Mortgage Association Series 678642	5.0000	09/15/39	933,199
502,505	Government National Mortgage Association Series 678645	4.5000	10/15/39	494,499
412,020	Government National Mortgage Association Series 678646	5.0000	10/15/39	413,896
392,730	Government National Mortgage Association Series 678643	5.5000	11/15/39	404,173
340,679	Government National Mortgage Association Series 678660	5.0000	03/15/40	342,231
298,974	Government National Mortgage Association Series 722009	3.5000	07/15/40	275,006
1,533,358	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,463,312
343,778	Government National Mortgage Association Series 705894	4.5000	11/15/40	338,304
472,771	Government National Mortgage Association Series 705937	4.0000	01/15/42	451,177
1,702,833	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,561,162
41,159	Government National Mortgage Association Series 5302	3.5000	02/20/42	36,536
1,811,823	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,656,068
1,664,629	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,481,748
1,629,062	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,450,065
1,513,613	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,387,562
789,165	Government National Mortgage Association Series 722008	3.0000	08/15/43	698,548
1,067,955	Government National Mortgage Association Series 722010	3.5000	08/15/43	979,087
607,006	Government National Mortgage Association Series 722011	4.0000	08/15/43	579,260
1,919,631	Government National Mortgage Association Series 722013	3.5000	09/15/43	1,759,750

See accompanying notes to financial statements.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 36.7% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 26.5% (Continued)
600,402	Government National Mortgage Association Series 722020	3.0000	12/15/43	$526,259
1,681,144	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,541,137
3,128,564	Government National Mortgage Association Series 609103	3.5000	01/15/44	2,868,172
1,844,685	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,691,157
2,349,800	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,154,961
1,542,205	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,338,605
2,409,760	Government National Mortgage Association Series 626921	3.0000	03/15/45	2,109,137
7,721,384	Government National Mortgage Association Series 626934	3.0000	04/20/45	6,698,422
4,557,660	Government National Mortgage Association Series 626941	3.0000	05/15/45	3,989,328
2,651,562	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,320,714
2,143,303	Government National Mortgage Association Series AE3319	3.0000	07/15/46	1,875,908
1,218,647	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,066,600
1,542,495	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,338,141
2,088,392	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,827,743
942,578	Government National Mortgage Association Series 635153	3.0000	12/20/46	817,788
1,919,186	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,672,473
1,835,103	Government National Mortgage Association Series 690625	3.0000	07/20/47	1,591,926
1,982,233	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,725,003
530,398	Government National Mortgage Association Series BC3027	3.0000	03/15/48	464,209
3,087,881	Government National Mortgage Association Series BE1665	4.0000	05/20/48	2,937,575
2,531,861	Government National Mortgage Association Series	4.0000	09/15/48	2,415,898
674,051	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	616,134
953,038	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	871,130
2,673,308	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,550,993
1,864,972	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,779,555
980,282	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	896,001
914,601	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	838,352
				78,638,833
	U.S. TREASURY NOTE — 0.3%
1,000,000	United States Treasury Note	4.3750	05/15/34	984,844

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $119,920,824)			108,921,852

See accompanying notes to financial statements.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

December 31, 2024

Shares		Fair Value
	SHORT‐TERM INVESTMENT — 8.3%
	MONEY MARKET FUND ‐ 8.3%
24,486,541	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.34% (Cost $24,486,541)(e)	$24,486,541

	TOTAL INVESTMENTS ‐ 99.4% (Cost $266,858,992)	$294,652,245
	OTHER ASSETS IN EXCESS OF LIABILITIES ‐ 0.6%	1,736,642
	NET ASSETS ‐ 100.0%	$296,388,887

EAFE	‐ Europe, Australasia and Far East
ETF	‐ Exchange‐Traded Fund
MSCI	‐ Morgan Stanley Capital International
SPDR	‐ Standard & Poor’s Depositary Receipt

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

(a)	Percentage rounds to less than 0.1%.
(b)	Interest only securities.
(c)	Variable rate security; the rate shown represents the rate on December 31, 2024.
(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

DGI Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2024

ASSETS
Investment securities:
At cost	$266,858,992
At value	$294,652,245
Subscriptions receivable	3,006
Reclaims receivable	1,040,747
Dividends and interest receivable	764,174
Receivable for securities sold	8,991
Prepaid expenses & other assets	304,743
TOTAL ASSETS	296,773,906

LIABILITIES
Due to custodian	72,004
Redemptions payable	25,072
Advisory fees payable	239,247
Distribution (12b-1) fees payable	467
Administration fees payable	19,366
Accrued expenses and other liabilities	28,863
TOTAL LIABILITIES	385,019

NET ASSETS	$296,388,887

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$249,099,240
Accumulated earnings	47,289,647
NET ASSETS	$296,388,887

See accompanying notes to financial statements.

DGI Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)

December 31, 2024

Net Asset Value Per Share:
Class A Shares
Net Assets	$2,199,313
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	190,608
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.54
Maximum offering price per share (maximum sales charge of 3.50%)	$11.96

Class C Shares
Net Assets	$1,100
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	96
and redemption price per share (1)	$11.51	(2)

Class I Shares
Net Assets	$1,107
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	96
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.57	(2)

Class P Shares
Net Assets	$179,266,735
Shares of beneficial interest outstanding($0 par value, unlimited shares authorized)	15,499,441
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.57

Class T Shares
Net Assets	$97,487,854
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,428,875
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.57

Class NT Shares
Net Assets	$17,432,778
Shares of beneficial interest outstanding($0 par value, unlimited shares authorized)	1,507,243
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.57

(1)	Redemptions made within 1 year of purchase may be assessed a redemption fee of 1.00%.
(2)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

DGI Balanced Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended December 31, 2024

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld: $249,894)	$1,277,959
Interest	2,565,391
TOTAL INVESTMENT INCOME	3,843,350

EXPENSES
Investment advisory fees	1,430,318
Distribution (12b-1) fees
Class A	2,395
Class C	6
Transfer agent fees	168,078
Legal fees	245,693
Administrative services fees	147,631
Trustees fees and expenses	2,931
Compliance officer fees	20,869
Printing and postage expenses	3,829
Audit and tax fees	6,709
Insurance fees	8,420
Other expenses	11,846
TOTAL EXPENSES	2,048,725

NET INVESTMENT INCOME	1,794,625

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	1,253,683

Net change in unrealized appreciation on:
Investments	7,314,854

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,568,537

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,363,162

See accompanying notes to financial statements.

DGI Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024*
FROM OPERATIONS
Net investment income	$1,794,625	$3,825,335
Net realized gain from investments	1,253,683	18,380,085
Net change in unrealized appreciation on investments	7,314,854	10,026,363
Net increase in net assets resulting from operations	10,363,162	32,231,783

DISTRIBUTIONS
Distributions to shareholders
Class A Shares	(24,281)	-
Class C Shares	(9)	-
Class I Shares	(15)	-
Class P Shares	(2,459,926)	(2,906,951)
Class T Shares	(1,313,352)	(1,547,269)
Class NT Shares	(239,175)	(293,916)
Total distributions to shareholders	(4,036,758)	(4,748,136)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A Shares	959,680	1,731,443
Class C Shares	-	1,000
Class I Shares	-	1,000
Class P Shares	706,723	5,953,815
Class T Shares	79,047	201,208
Class NT Shares	30,282	42,365
Net asset value of shares issued in reinvestment of distributions:
Class A Shares	12,608	-
Class T Shares	2,150,731	2,869,494
Payments for shares redeemed:
Class A Shares	(36,139)	(516,461)
Class P Shares	(9,191,419)	(21,068,450)
Class T Shares	(5,319,635)	(11,626,380)
Class NT Shares	(896,165)	(2,617,360)
Net decrease in net assets from shares of beneficial interest	(11,504,287)	(25,028,326)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(5,177,883)	2,455,321

NET ASSETS
Beginning of year/period	301,566,770	299,111,449
End of year/period	$296,388,887	$301,566,770

*	Class A, Class C, and Class I shares commenced investment operations on December 6, 2023.

See accompanying notes to financial statements.

DGI Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024*
SHARE ACTIVITY
Class A Shares:
Shares Sold	82,801	155,793
Shares Reinvested	1,086
Shares Redeemed	(3,093)	(45,979)
Net increase in shares of beneficial interest outstanding	80,794	109,814

Class C Shares:
Shares Sold	-	96
Net increase in shares of beneficial interest outstanding	-	96

Class I Shares:
Shares Sold	-	96
Net increase in shares of beneficial interest outstanding	-	96

Class P Shares:
Shares Sold	60,381	546,514
Shares Redeemed	(786,687)	(1,966,321)
Net decrease in shares of beneficial interest outstanding	(726,306)	(1,419,807)

Class T Shares:
Shares Sold	6,811	18,438
Shares Reinvested	184,771	297,049
Shares Redeemed	(455,262)	(1,084,822)
Net decrease in shares of beneficial interest outstanding	(263,680)	(769,335)

Class NT Shares:
Shares Sold	2,594	3,865
Shares Redeemed	(76,676)	(244,675)
Net decrease in shares of beneficial interest outstanding	(74,082)	(240,810)

*	Class A, Class C, and Class I shares commenced investment operations on December 6, 2023.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A Shares
	Six Months Ended December 31, 2024 (Unaudited)	Period* Ended June 30, 2024
Net asset value, beginning of period	$11.31	$10.46

Activity from investment operations:
Net investment income (1,2)	0.06	0.09
Net realized and unrealized gain on investments	0.32	0.76
Total from investment operations	0.38	0.85

Distribution to Shareholders from Ordinary Income	(0.15)	-
Total distributions	(0.15)	-

Net asset value, end of period	$11.54	$11.31

Total return (3)	3.36%	8.13%

Net assets, end of period (000’s)	$2,199	$1,243

Ratio of expenses to average net assets (4,5)	1.58%	1.55%

Ratio of net investment income to average net assets (2,4,5)	0.91%	1.04%

Portfolio Turnover Rate (6)	0%	4%

*	The DGI Balanced Fund Class A shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(5)	Annualized.
(6)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C Shares
	Six Months Ended December 31, 2024 (Unaudited)	Period* Ended June 30, 2024
Net asset value, beginning of period	$11.27	$10.46

Activity from investment operations:
Net investment income (1,2)	0.02	0.03
Net realized and unrealized gain on investments	0.31	0.78
Total from investment operations	0.33	0.81

Distribution to Shareholders from Ordinary Income	(0.09)	-
Total distributions	(0.09)	-

Net asset value, end of period	$11.51	$11.27

Total return (3)	2.95%	7.74%

Net assets, end of period (4)	$1,100	$1,077

Ratio of expenses to average net assets (5,6)	2.33%	2.30%

Ratio of net investment income to average net assets (2,5,6)	0.16%	0.29%

Portfolio Turnover Rate (7)	0%	4%

*	The DGI Balanced Fund Class C shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Actual net asset amount.
(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(6)	Annualized.
(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I Shares
	Six Months Ended December 31, 2024 (Unaudited)	Period* Ended June 30, 2024
Net asset value, beginning of period	$11.33	$10.46

Activity from investment operations:
Net investment income (1,2)	0.08	0.10
Net realized and unrealized gain on investments	0.32	0.77
Total from investment operations	0.40	0.87

Distribution to Shareholders from Ordinary Income	(0.16)	-
Total distributions	(0.16)	-

Net asset value, end of period	$11.57	$11.33

Total return (3)	3.49%	8.32%

Net assets, end of period (4)	$1,107	$1,084

Ratio of expenses to average net assets (5,6)	1.33%	1.30%

Ratio of net investment income to average net assets (2,5,6)	1.16%	1.29%

Portfolio Turnover Rate (7)	0%	4%

*	The DGI Balanced Fund Class I shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Actual net asset amount.
(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(6)	Annualized.
(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class P Shares
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Year Ended June 30, 2023		Year Ended June 30, 2022	Period* Ended June 30, 2021
Net asset value, beginning of year/period	$11.33		$10.34	$10.33		$11.58	$11.53

Activity from investment operations:
Net investment income (1,2)	0.07		0.14	0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	0.33		1.02	(0.03)		(1.28)	0.02
Total from investment operations	0.40		1.16	0.13		(1.20)	0.05

Distribution to Shareholders from Ordinary Income	(0.16)		(0.17)	(0.12)		(0.05)	-
Total distributions	(0.16)		(0.17)	(0.12)		(0.05)	-

Net asset value, end of year/period	$11.57		$11.33	$10.34		$10.33	$11.58

Total return (3)	3.49%		11.48%	1.32%		(10.45)%	0.43%

Net assets, end of year/period (000’s)	$179,267		$183,886	$182,443		$201,136	$236,301

Ratio of expenses to average net assets (4)	1.33	%(6)	1.30%	1.31	%(5)	1.40%	1.17	%(6)

Ratio of net investment income to average net assets (2,4)	1.16	%(6)	1.29%	1.58%		0.68%	2.10	%(6)

Portfolio Turnover Rate	0	%(7)	4%	2%		3%	0	%(7)

*	The DGI Balanced Fund Class P shares commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.
(6)	Annualized.
(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class T Shares
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Year Ended June 30, 2023		Year Ended June 30, 2022	Period* Ended June 30, 2021
Net asset value, beginning of year/period	$11.33		$10.34	$10.33		$11.58	$11.53

Activity from investment operations:
Net investment income (1,2)	0.07		0.14	0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	0.33		1.02	(0.03)		(1.28)	0.02
Total from investment operations	0.40		1.16	0.13		(1.20)	0.05

Distribution to Shareholders from Ordinary Income	(0.16)		(0.17)	(0.12)		(0.05)	-
Total distributions	(0.16)		(0.17)	(0.12)		(0.05)	-

Net asset value, end of year/period	$11.57		$11.33	$10.34		$10.33	$11.58

Total return (3)	3.49%		11.48%	1.32%		(10.45)%	0.43%

Net assets, end of year/period (000’s)	$97,488		$98,515	$97,828		$108,581	$130,443

Ratio of expenses to average net assets (4)	1.33	%(6)	1.30%	1.31	%(5)	1.40%	1.17	%(6)

Ratio of net investment income to average net assets (2,4)	1.16	%(6)	1.29%	1.58%		0.68%	2.10	%(6)

Portfolio Turnover Rate	0	%(7)	4%	2%		3%	0	%(7)

*	The DGI Balanced Fund Class T shares commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.
(6)	Annualized.
(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class NT Shares
	Six Months Ended December 31, 2024 (Unaudited)		Year Ended June 30, 2024	Year Ended June 30, 2023		Year Ended June 30, 2022	Period* Ended June 30, 2021
Net asset value, beginning of year/period	$11.33		$10.34	$10.33		$11.58	$11.53

Activity from investment operations:
Net investment income (1,2)	0.07		0.14	0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	0.33		1.02	(0.03)		(1.28)	0.02
Total from investment operations	0.40		1.16	0.13		(1.20)	0.05

Distribution to Shareholders from Ordinary Income	(0.16)		(0.17)	(0.12)		(0.05)	-
Total distributions	(0.16)		(0.17)	(0.12)		(0.05)	-

Net asset value, end of year/period	$11.57		$11.33	$10.34		$10.33	$11.58

Total return (3)	3.49%		11.48%	1.32%		(10.45)%	0.43%

Net assets, end of year/period (000’s)	$17,433		$17,921	$18,840		$21,189	$25,386

Ratio of expenses to average net assets (4)	1.33	%(6)	1.30%	1.31	%(5)	1.40%	1.17	%(6)

Ratio of net investment income to average net assets (2,4)	1.16	%(6)	1.29%	1.58%		0.68%	2.10	%(6)

Portfolio Turnover Rate	0	%(7)	4%	2%		3%	0	%(7)

*	The DGI Balanced Fund Class NT shares commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.
(6)	Annualized.
(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2024

1. ORGANIZATION

The DGI Balanced Fund (the “Fund”) is a diversified series of shares of beneficial interest of DGI Investment Trust (the “Trust”), a collective investment trust formed and organized under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) pursuant to a certain Deed of Constitution of Trust, dated January 28, 2021, as amended and restated from time to time (the “Deed of Trust”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class A, Class C, Class I, Class P, Class T, and Class NT shares. The Fund commenced investment operations for Class P, Class T, and Class NT shares on May 23, 2021. Class A, Class C, and Class I shares commenced investment operations on December 6, 2023. The Fund’s investment objective is to seek long-term capital appreciation and current income. Investment in the Fund is intended for residents of Puerto Rico.

Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and are identical in all respects to each other class of the Fund, except as set forth in the Fund’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) . The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023 -07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – The Fund’s assets will be valued based upon market quotations when such quotations are available. A security listed or traded on any exchange in the United States will be valued at its last sales price on the principal exchange on which it is traded prior to the time the assets of the Fund are valued. If no sale is reported at that time or the security is traded in the over-the-counter (“OTC”) market, the most recent bid will be used for purposes of the valuation. Assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Fund’s investment adviser, pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”) . Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. These prices may change depending on market conditions.

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2024

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Fund’s assets and liabilities measured at fair value:

DGI Balanced Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$14,109,000	$-	$-	$14,109,000
Exchange Traded Funds	147,070,505	-	-	147,070,505
Collateralized Mortgage Obligations	-	64,347	-	64,347
U.S. Government & Agencies	-	108,921,852	-	108,921,852
Money Market Fund	24,486,541	-	-	24,486,541
Total	$185,666,046	$108,986,199	$-	$294,652,245

*	Refer to the Schedule of Investments for classification.

The Funds did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files for tax reclaims for the refund of such withholding taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2024

Dividends and Distributions – The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions will be reinvested in shares of the Fund, unless otherwise directed by the shareholder. Generally, distributions within taxable accounts are taxable events for shareholders whether the distributions are received in cash or reinvested.

Dividends consisting of Ordinary Dividends to individual shareholders will be distributed net of the 15% tax imposed by the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), which will be automatically withheld at source by the Fund. All dividend distributions by the Fund to a tax advantaged account, such as a Puerto Rico tax-qualified retirement plan or IRA account, will be made on a gross basis, without any tax withholding, and will be reinvested automatically in shares of the Fund. Such distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the passive foreign investment company (“PFIC”) rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes on dividends received from the Fund.

Taxation – The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years. As of June 30, 2024, there were no uncertain tax positions for the Fund or unrecognized tax benefits. The Fund remains subject to income tax examinations for its PR income taxes filed for the fiscal years 2021 to 2023, or expected to be filed in 2024. The Fund recognizes interest and penalties, if any, on the Statement of Operations. For the six months ended December 31, 2024, the Fund did not incur any interest or penalties.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Net Asset Value – The net asset value per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the assets value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2024, the aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments) were $0 and $2,942,104, respectively. For the six months ended December 31, 2024, the aggregate purchases and sales of U.S. Government securities were $0 and $6,354,244, respectively.

The Fund is subject to the risks of investing in equity securities. Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The Fund may invest in smaller companies, which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. The Fund may also invest in large-cap stocks, which as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. The Fund may also invest in investment companies and exchange-traded funds (“ETFs”),

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2024

which may not achieve their investment objectives or execute their investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares.

The Fund may also invest in mortgage- and asset-backed securities, which are subject to credit and interest rate risks, as well as extension and prepayment risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. Moreover, to the extent the Fund invests in FHA/VA Mortgage Securities, the yield of the shares will depend in some part on the rate at which principal payments are made on such securities, which in turn will depend on the rate at which principal prepayments are made on the underlying mortgage loans. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The Fund may also invest in debt securities, which are subject to similar risks. For instance, increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. The Fund may invest in corporate debt securities, which are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. Furthermore, issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest. The Fund only invests in investment grade securities; however, the Fund will not be required to dispose of a debt that has its rating downgraded subsequent to the Fund’s purchase.

The Fund may invest in U.S. government obligations, which have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

To the extent that the Fund invests a significant portion of its assets in the Commonwealth of Puerto Rico (the “Puerto Rico”), the Fund is more susceptible to factors adversely affecting Puerto Rico. Puerto Rico’s economy suffered a severe and prolonged recession from 2007 to 2017, with real gross national product contracting approximately 15% during this period. Since 2017, Puerto Rico and several of its instrumentalities have entered debt-restructuring proceedings under Titles III and VI of the Puerto Rico Oversight, Management & Economic Stability Act (“PROMESA”). However, Puerto Rico has begun to implement the plan of adjustment approved on January 18, 2022 in the court-supervised debt-restructuring process under Title III of PROMESA, setting the stage for its exit from bankruptcy. Puerto Rico is also susceptible to hurricanes, major storms and earthquakes that affect the local economy and its population has declined over the past decade. Therefore, any factors affecting Puerto Rico will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

Overall, the value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Oriental Trust (the “Adviser”), a separately identifiable division of Oriental Bank, acts as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Fund. Under the Advisory Agreement, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.93% of its average daily net assets. Pursuant to the advisory agreement, the Fund incurred $1,430,318 in advisory fees for the six months ended December 31, 2024.

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2024

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended December 31, 2024, $2,395 and $6 of 12b-1 fees were accrued for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. For the six months ended December 31, 2024, the Distributor received $26,232 in underwriting commissions for sales of Class A shares, of which none was retained by the principal underwriter for Class A shares.

In addition, certain affiliates of UFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Distributor and UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

Certain officers and directors of the Fund are also officers and directors of the Adviser. The Fund also has three independent directors, who are paid based upon fees per meeting and disclosed in the Prospectus. For the six months ended December 31, 2024, the independent directors received $30,910 in fees.

5. TAX INFORMATION

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund will be treated as a PFIC under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2024

6. TAX COMPONENTS OF CAPITAL

The tax attributes of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023, were as follows:

	Fiscal Year Ended June 30, 2024	Fiscal Year Ended June 30, 2023
Ordinary Income	$4,036,758	$4,748,136
Long-Term Capital Gain	-	-
Return of Capital	-	-
Total	$4,036,758	$4,748,136

The Fund’s net investment income and net realized gain (loss) on investments reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for paydowns from mortgage-backed securities, as follows:

2024
Net investment income per statement of operations	$3,825,335
Reclassification of realized loss on securities’ paydown for tax purposes	209,231
Distributable net investment income for tax purposes	$4,034,566

Net realized gain (loss) on investments per statement of operations	$18,380,085
Reclassification of realized loss on securities’ paydown for tax purposes	(209,231)
Net realized loss on investments for tax purposes	$18,170,854

The undistributed net investment income and accumulated net realized loss on investments (tax basis) at June 30, 2024, was as follows:

2024
Undistributed net investment income, beginning of the year	$2,575,613
Net investment income for the year	4,034,566
Distributions	(4,748,136)
Undistributed net investment income, end of the year	$1,862,043

Accumulated net realized loss on investments, beginning of the year	$(1,052,402)
Net realized loss on investments for the year, tax basis	18,170,854
Distributions	-
Undistributed realized gain, end of the year, tax basis	$17,118,452

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of December 31, 2024, Pershing, holding shares for the benefit of others in nominee name, held approximately 99.6% of the voting securities of the Fund.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

DGI Balanced Fund

ADDITIONAL INFORMATION (Unaudited)

December 31, 2024

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on June 26, 2024 (the “June Meeting”), the Board of Trustees (the “Board” or “Trustees”) of DGI Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the Amended and Restated Investment Advisory Agreement (the “Amended Advisory Agreement”) for a one-year period between the Trust, on behalf of the DGI Balanced Fund (the “Fund”), and Oriental Trust, a separately identifiable division of Oriental Bank (“Oriental Trust” or the “Adviser”). The Board noted that the Adviser would be the Trust Department of Oriental Bank, which is a wholly owned subsidiary of OFG Bancorp (“OFG”), a publicly traded financial holding company.

At the June Meeting, the Board considered that it had last approved the current advisory agreement (the “Advisory Agreement”) for the Fund at a meeting of the Board held on March 7, 2024 (the “March Meeting”). At the June Meeting, the Adviser represented that the Board could continue to rely on the materials it had provided at the March Meeting. As such, the Board determined that its considerations for approving the Advisory Agreement from the March Meeting remained relevant for approving the Amended Advisory Agreement. The Board also acknowledged that no material changes were being made to the Amended Agreement and that the services and fees for the Fund would remain the same as under the Advisory Agreement.

Prior to making this approval, the Board considered the materials and presentations related to the Advisory Agreement provided by the Adviser, which included the qualifications of Oriental Trust to serve as investment adviser to the Fund and other information requested by the Independent Trustees in advance of, and at, the June and March Meetings. Additionally, the Trustees received assistance and advice from counsel to the Trust and the Independent Trustees (“Counsel”) regarding legal and industry standards in connection with their duties and responsibilities when approving an investment advisory agreement, including the specific duties imposed on the Board under the 1940 Act. The Independent Trustees also met separately with Counsel.

The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered in concluding that the fee payable to the Adviser was supported by the services that are provided to the Fund under the Advisory Agreement and approving the continuation of the Advisory Agreement.

Nature, Extent and Quality of the Services; Fund Performance

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Board considered, among other items, certain background materials supplied by the Adviser.

DGI Balanced Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)

December 31, 2024

The Board considered the Adviser’s history as an asset manager, its performance and the amount of assets currently under management by the Adviser, and considered the qualifications, background and responsibilities of the portfolio manager who is responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also considered the research and decision-making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objective, policies and restrictions of the Fund. The Board also considered the Adviser’s experience and expertise with respect to Puerto Rico investment vehicles and in providing investment management services catering to Puerto Rico residents. The Board also considered compliance-related materials with respect to the Trust and noted that they received reports on these services and compliance issues from Trust officers and the Adviser periodically throughout the year.

The Board then considered the performance information for the Fund over various periods since the inception of the Fund on May 23, 2021. The Board considered the one-month, three-month, six-month, and year-to-date performance for the periods ended December 31, 2023. The Board noted that the Fund had slightly underperformed its benchmark the DGI Blended Benchmark (67% Bloomberg Barclays US Aggregate Bond Index/33% SP 500 Total Return Index) for each of the periods. The Board also reviewed the Fund’s performance against a peer universe of funds provided by Morningstar in the “Allocation Funds – 30-50% Equity” category (the “Peer Universe”), noting that the Fund outperformed the average and median performance of the Peer Universe for the 1-year period. The Board also considered the annualized total returns for the predecessor fund. In connection with their review, the Board noted the challenging market environment and the Adviser’s explanation that the Fund’s performance was generally in line with expectations given the risk profile of the Fund and the investment restrictions associated with conversion of the predecessor fund (organized as a collective investment vehicle under Puerto Rico regulations) into a 1940 Act-registered fund.

Taking into account the totality of the information considered, the Board concluded that the nature, extent and quality of services rendered by the Adviser to the Trust supported the renewal of the Advisory Agreement.

Adviser’s Costs and Profitability

The Board considered the profitability analysis provided by the Adviser. In that regard, the Board was provided with information regarding the gross advisory fee received by the Adviser, as well as the extent to which internal OFG Bancorp expenses are allocated in connection with such analysis. The Board was also provided with the audited financial statements of Oriental Bank and the Annual Report for its financial holding company OFG Bancorp. The Board noted that both Oriental Bank and OFG Bancorp are considered well capitalized under bank regulatory frameworks supervised by the Federal Deposit Insurance Corporation and the Federal Reserve Bank of New York. The Board concluded that the Adviser’s profitability in connection with its management of the Fund is not unreasonable.

Economies of Scale; Breakpoints

The Board next considered the impact of economies of scale on the Fund’s size and whether the advisory fee level reflects those economies of scale for the benefit of the Fund’s investors. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

DGI Balanced Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)

December 31, 2024

Comparative Fees and Expenses

The Board considered the comparative Peer Universe expense information provided by the Adviser. The Board reviewed the management fees for the peer group average, peer group median, and the highest in the peer group. It noted that, although the fee payable to the Adviser is higher than the median and average of the Fund’s peer group and falls within the twenty-fifth percentile of comparable funds, it is significantly lower than the highest fee in such peer group. The Board acknowledged that the Fund differs from its peer group due to the unique issues of being organized as a Puerto Rican fund subject to the Puerto Rico tax regime. The Board also considered the nature and structure of other funds in the Peer Universe, noting the Adviser’s explanation that certain funds did not charge advisory fees at the fund level given their allocation structure.

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Board—including a majority of the Independent Trustees with the assistance of independent counsel—approved the Amended Advisory Agreement and concluded that the investment advisory fee structure provided for in the Agreement was fair and reasonable.

INVESTMENT ADVISER

Oriental Trust

254 Munoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DGI Investment Trust

By (Signature and Title)

/s/ Ramon Rosado-Linera
Ramon Rosado-Linera, Principal Executive Officer/President

Date	3/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ramon Rosado-Linera
Ramon Rosado-Linera, Principal Executive Officer/President

Date	3/5/24

By (Signature and Title)

/s/ Maritza Arizmendi Diaz
Maritza Arizmendi Diaz, Principal Financial Officer/Treasurer

Date	3/5/24